As filed with the Securities and Exchange Commission on February 12, 2016

Securities Act Registration No. 333-175770
Investment Company Act Reg. No. 811-22588

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 34	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 33	[X]
(Check appropriate box or boxes.)
___________________________________

BPV Family of Funds
(Exact Name of Registrant as Specified in Charter)

P.O. Box 46707, Cincinnati, OH 45246-0707
 (Address of Principal Executive Offices) (Zip Code)

(855)-784-2399
(Registrant’s Telephone Number, including Area Code)

Michael R. West
P.O. Box 46707, Cincinnati, OH 45246-0707
(Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 W. Fourth Street
Winston-Salem, NC 27101
Phone: (336) 607-7512
Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)	[X]	On March 1, 2016, pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X]	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 1, 2016, the effectiveness of the Registration Statement for BPV Core Diversification Fund, BPV Wealth Preservation Fund, and BPV Low Volatility Fund filed in Post-Effective Amendment No. 31 on December 4, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act (SEC Accession No. 0001398344-15-008041) (referred to herein as “PEA No. 31”), the effectiveness of which was previously delayed until February 15, 2016, pursuant to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2016.

This Post-Effective Amendment No. 34 incorporates by reference the information contained in Parts A, B and C of PEA No. 31.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 12th day of February, 2016.

BPV Family of Funds

(Registrant)

By:	/s/ Michael R. West
Michael R. West, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ Michael R. West	February 12, 2016
Michael R. West, President**	Date

/s/ Williams Perkins Crawford, Jr.*	February 12, 2016
William Perkins Crawford, Jr., Trustee	Date

/s/ Ann O’Connell*	February 12, 2016
Ann O’Connell, Trustee	Date

/s/ Joseph M. O’Donell*	February 12, 2016
Joseph M. O’Donnell, Trustee	Date

/s/ Jan R. Williams*	February 12, 2016
Jan R. Williams, Trustee	Date

/s/ Theresa Bridge*	February 12, 2016
Theresa Bridge, Principal Financial Officer**	Date

/s/ Michael R. West	February 12, 2016
*By Michael R. West, Attorney-in-Fact	Date

**Mr. West is the principal executive officer of the BPV Family of Funds, and Ms. Bridge is the principal financial officer and principal accounting officer of the BPV Family of Funds.